Label	Element	Value
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND, INC.
Document Type	dei_DocumentType	485BPOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000005138
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
S 000012125 [Member] | C 000033069 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	7.89%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 3,668
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,042
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,203
1 Year	rr_AverageAnnualReturnYear01	(22.39%)
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 703
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,064
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,464
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.10%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.10%
S 000012125 [Member] | C 000033070 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 3,102
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,775
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,775
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 738
1 Year	rr_AverageAnnualReturnYear01	(21.61%)
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 638
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,888
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,888
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.43%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.43%
S 000012125 [Member] | C 000033067 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
5 Years	rr_AverageAnnualReturnYear05	10.14%
10 Years	rr_AverageAnnualReturnYear10	11.26%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 2,985
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 2,985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,379
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,058
1 Year	rr_AverageAnnualReturnYear01	(20.51%)
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 1,058
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,023
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,023
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.13%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.13%
S 000012125 [Member] | C 000033068 [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
5 Years	rr_AverageAnnualReturnYear05	9.76%
5 Years	rr_AverageAnnualReturnYear05	13.34%
10 Years	rr_AverageAnnualReturnYear10	10.88%
10 Years	rr_AverageAnnualReturnYear10	14.63%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 3,155
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,664
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,664
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,097
1 Year	rr_AverageAnnualReturnYear01	(20.72%)
1 Year	rr_AverageAnnualReturnYear01	(18.03%)
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 1,097
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,131
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.55%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.25%